Commitments and Contingencies (Details) - USD ($)	6 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Jun. 30, 2024
Commitments and Contingencies Disclosure [Abstract]
Operating lease commitment	1 year		1 year
Payment for rent	$ 11,481	$ 14,012